Fair Value Measurements (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value
Description	Level	June 30, 2022	December 31, 2021
Assets:
Investments held in trust	1	$109,303,241	$109,140,492
Liabilities:
Note payable – Sponsor	3	$553,036	$—
Public Warrant liability	1	$588,500	$2,568,000
Private Warrant liability	3	$566,775	$2,576,250

Description	Level	December 31, 2021
Assets:
Investments held in trust	1	$109,140,492
Liabilities:
Public Warrant liability	1	$2,568,000
Private Warrant liability	3	$2,576,250

Schedule of Monte Carlo simulation model and the Black-Scholes model
	June 30, 2022	December 31, 2021	September 2, 2021
Risk-free interest rate	3.01%	1.26%	0.77%
Expected life of grants (years)	5.25	6.2	7.0
Expected volatility of underlying stock	3.00%	8.75%	13 – 24.4%
Dividends	0	0	0
Probability of Business Combination	19%	90%	90%

	December 31, 2021	September 2, 2021
Risk-free interest rate	1.26%	0.77%
Expected life of grants (years)	6.2	7.0
Expected volatility of underlying stock	8.75%	13 – 24.4%
Dividends	0	0
Probability of Business Combination	90%	90%